SEGMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Revenue by major customer
In the years ended December 31, 2013, 2012 and 2011, revenues from the following customers accounted for over 10% of our consolidated and combined revenues:

(in thousands of $)	2013		2012		2011
Petrobras	85,899	26%	92,952	32%	93,741	41%
DUSUP	48,029	15%	48,328	17%	47,054	21%
Pertamina	37,302	11%	37,300	13%	37,829	17%
BG Group plc	66,341	20%	66,148	23%	25,101	11%
PTNR	65,478	20%	41,902	15%	—	—%
Gas Natural Aprovisionamientos SDG S.A.	—	—%	—	—%	21,474	10%

Revenues and fixed assets with respect to geographical area
Geographic segment data
The following geographical data presents our revenues and fixed assets with respect only to our FSRUs, operating under long-term charters, at specific locations. LNG vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

Revenues	2013	2012	2011

Brazil	85,899	92,952	93,741
United Arab Emirates	48,029	48,328	47,054
Indonesia	65,478	41,902	—

Fixed assets	2013	2012

Brazil	413,967	379,061
United Arab Emirates	142,757	153,097
Indonesia	233,734	247,942